Label	Element	Value
Nuveen Sustainable Core ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Sustainable Core ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek favorable long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in this table or the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pursue its investment objective by investing, under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of companies aligned with sustainability themes. Sustainability themes are measurable investment themes that exhibit positive societal impact and also influence macroeconomic trends, competitive dynamics, and the financial performance of companies across industries and sectors. For purposes of the Fund’s 80% policy, (i) the three “sustainability themes” are (1) energy transition and innovation, (2) inclusive growth, and (3) strong governance, each as described below, and (ii) a company is “aligned with sustainability themes” if the company ranks in the top 70% of companies based on the sub-adviser’s Thematic Alignment Model, which measures the weighted average of a company’s positive alignment with all three themes. The Thematic Alignment Model is a proprietary quantitative model designed to measure alignment with sustainability themes identified by the sub-adviser and to evaluate whether these themes are positively correlated with excess return, either within the overall investment universe, or in specific sectors or industries.
• Energy transition and innovation is defined as the transformation of energy production to reduce greenhouse gas emissions and remove emissions from the atmosphere and the commercialization of technologies that enhance productivity, reduce environmental risks, and expand access to energy. The Thematic Alignment Model uses data from third-party providers to assess various metrics related to emissions, carbon intensity, and green innovation to determine companies’ positive alignment with this sustainability theme.
• Inclusive growth is defined as economic growth that raises standards of living for broad segments of the population. The Thematic Alignment Model uses data from third-party providers to measure a company’s alignment with certain United Nations Sustainable Development Goals that promote good health and well-being, clean water and sanitation, access to affordable and clean energy, decent work opportunities for all, sustained economic growth, resilient infrastructure, and reduced inequality.
• Strong governance is defined as policies and practices that promote accountability, long-term shareholder value, and ethical conduct. The Thematic Alignment Model uses data from third-party providers to evaluate details about a company’s board structure, shareholder rights, and executive compensation to determine a company’s positive alignment with this sustainability theme.
The sub-adviser ranks companies within its investment universe based on their alignment with each of these three individual sustainability themes and the weighted average ranking of all three themes. The 70% threshold used for the Fund’s 80% policy refers to the weighted average ranking of all three themes. The weighting of each of the sustainability themes can and will vary within a range of 20% to 50% based on certain factors, including, but not limited to, correlation with excess returns.
As an active manager, the sub-adviser will rely on forward-looking fundamental research as well as the output from the Thematic Alignment Model to evaluate investments suitable for the Fund. In seeking a favorable long-term total return, the Fund will invest in securities that the Fund’s sub-adviser believes have the potential for capital appreciation due to their positive thematic alignment, favorable return potential, strong competitive positioning, and contribution to portfolio risk.
The thematic alignment of the portfolio is designed to highlight attractive investment opportunities from the Fund’s investment universe, rather than to create a list of restricted securities. Given the rapidly evolving drivers of investment performance and emerging trends in the field of sustainable investing, the sub-adviser may revise the themes, models, metrics, and data used to rank securities in the Thematic Alignment Model in a manner that a reasonable investor would find acceptable.
While the sub-adviser will invest at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of companies aligned with sustainability themes, the Fund is not required to invest in every company that satisfies the Fund’s 80% policy. Investing based on sustainable investment themes is qualitative and subjective by nature. The weighting of the themes in the Thematic Alignment Model is based on the efficacy of each theme in the sub-adviser’s back-tests as well as the subjective judgment of the sub-adviser regarding the future efficacy of each theme.
There can be no assurance that every Fund investment will have positive alignment with every sustainable investment theme or that the sustainable investment themes or any judgment exercised by the sub-adviser will reflect the beliefs or values of any particular investor. In addition, the Fund may invest up to 20% of its net assets in cash and equity securities of companies that may not align with the three sustainability themes noted above.
The Fund invests primarily in the U.S. listed equity securities of companies with market capitalizations of at least $10 billion. As an actively managed strategy, the portfolio’s weighted average market capitalization may differ from that of the Fund’s benchmark index, the Standard & Poor’s 500® Index (the “S&P 500 Index”).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of companies aligned with sustainability themes.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is new and therefore does not have performance history for a full calendar year. When this prospectus is updated after a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to a broad measure of market performance. Updated performance information is available at www.nuveen.com/etf or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When this prospectus is updated after a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have performance history for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/etf
Nuveen Sustainable Core ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
Nuveen Sustainable Core ETF | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Nuveen Sustainable Core ETF | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Active Management Risk—The Fund’s sub-adviser actively manages the Fund’s investments. Consequently, the Fund is subject to the risk that the investment techniques and risk analyses employed by the Fund’s sub-adviser may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Nuveen Sustainable Core ETF | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity Risk—Cybersecurity risk is the risk of an unauthorized breach and access to Fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the
Fund, its investment adviser or sub-adviser, custodian, transfer agent, distributor or other service provider, a financial intermediary or the issuers of securities held by the Fund to suffer a data breach, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund, its service providers or the issuers of securities held by the Fund may adversely impact the Fund or its shareholders. Additionally, a cybersecurity breach could affect the issuers in which the Fund invests, which may cause the Fund’s investments to lose value.

Nuveen Sustainable Core ETF | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk—The market value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably and for short or extended periods of time, due to the particular circumstances of individual issuers or due to general conditions impacting issuers more broadly. Global economies and financial markets have become highly interconnected, and thus economic, market or political conditions or events in one country or region might adversely impact the value of the Fund’s investments whether or not the Fund invests in such country or region. Events such as war, terrorism, natural and environmental disasters and the spread of infectious illnesses or other public health emergencies may have a severe negative impact on the global economy, could cause financial markets to experience extreme volatility and losses, and could result in the disruption of trading and the reduction of liquidity in many instruments. Additionally, to the extent the rate of inflation increases, the value of the Fund’s assets may decline.

Nuveen Sustainable Core ETF | Market Trading Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Trading Risks—The Fund is an exchange-traded fund (“ETF”), and as with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of a Fund share typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy Fund shares on the secondary market, and you may receive more or less than NAV when you sell those shares. Although the Fund’s shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads (which may be especially pronounced for smaller funds). Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). In times of market stress, the Fund’s underlying portfolio holdings may become less liquid, which in turn may affect the liquidity of the Fund’s shares and/or lead to more significant differences between the Fund’s market price and its NAV. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for the Fund’s shares. In the event market makers cease making a market in the Fund’s shares or authorized participants stop submitting creation or redemption orders, Fund shares may trade at a larger premium or discount to NAV.

Nuveen Sustainable Core ETF | Service Provider Operational Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Service Provider Operational Risk—The Fund’s service providers, such as the Fund’s administrator, custodian or transfer agent, may experience disruptions or operating errors that could negatively impact the Fund. Although service providers are required to have appropriate operational risk management policies and procedures, and to take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

Nuveen Sustainable Core ETF | Equity Security Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Equity Security Risk—Equity securities in the Fund’s portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries. Holders of common stock generally are subject to more risks than holders of preferred securities because the status of common stockholders upon the bankruptcy of the issuer is subordinated to that of preferred security holders.

Nuveen Sustainable Core ETF | Large Cap Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Large-Cap Company Risk—Because it invests primarily in securities of large-capitalization companies, the Fund may underperform funds that invest primarily in securities of smaller capitalization companies during periods when the securities of such companies are in favor.

Nuveen Sustainable Core ETF | Models and Data Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Models and Data Risk—The Fund is actively managed based upon a quantitative model, which is heavily dependent on data from one or more third parties, and the model may not perform as intended. Errors in data used in the Thematic Alignment Model may occur from time to time and may not be identified and/or corrected, which may have an adverse impact on the Fund and its shareholders.

Nuveen Sustainable Core ETF | Sustainability Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Sustainability Investment Risk—The Fund’s sustainability themes may limit the number of investment opportunities available to the Fund, and as a result, at times, the Fund may underperform funds that are not subject to such thematic considerations. The sub-adviser may also not be able to assess the thematic alignment of each company eligible for purchase by the Fund. For example, the sub-adviser may not be able to determine an overall sustainability rating for each company based on the thematic considerations because the third-party service providers may not have data on the entire universe of companies considered by the sub-adviser for the Fund, or may not have information with respect to each theme described in the Principle Investment Strategies section above. Furthermore, “sustainability” is not uniformly defined, and there are significant differences in interpretations of what it means for a company to meet sustainability criteria. The sub-adviser’s assessment of a company’s alignment with one or more of the defined investment themes may differ from assessments made by other funds, managers, third-party ratings providers or investors. As a result, there is no guarantee that the Fund’s investments will reflect the sustainability considerations of any investor.

Nuveen Sustainable Core ETF | Nuveen Sustainable Core ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%
1 Year	rr_ExpenseExampleYear01	$ 47
3 Years	rr_ExpenseExampleYear03	$ 148

[1]	Other Expenses are estimated for the current fiscal year.